Operating lease receivables - Net - Schedule of Aging Profile of Lease Receivables (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating Lease Receivables [Line Items]
Total	$ 8,769,879	$ 4,681,020	$ 10,100,832
0-30 days
Operating Lease Receivables [Line Items]
Total	8,091,816	3,926,519	9,338,540
30-60 days
Operating Lease Receivables [Line Items]
Total	19,157	12,684	335,498
60-90 days
Operating Lease Receivables [Line Items]
Total	46,649	109,356	146,708
Over 90 days
Operating Lease Receivables [Line Items]
Total	$ 612,257	$ 632,461	$ 280,086